Document And Entity Information - USD ($)	Dec. 31, 2020	Mar. 12, 2021	Jun. 30, 2020
Document Information [Line Items]
Entity Registrant Name	Middlefield Banc Corp.
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Document, Type	10-K
Document, Annual Report	true
Document, Period End Date	Dec. 31, 2020
Document, Transition Report	false
Entity, File Number	001-36613
Entity, Incorporation, State or Country Code	OH
Entity, Tax Identification Number	34-1585111
Entity, Address, Address Line One	15985 East High Street
Entity, Address, City or Town	Middlefield
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	44062
City Area Code	440
Local Phone Number	632-1666
Title of 12(b) Security	Common Stock
Trading Symbol	MBCN
Security Exchange Name	NASDAQ
Entity, Well-known Seasoned Issuer	No
Entity, Voluntary Filers	No
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Filer Category	Non-accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	false
Entity, Shell Company	false
Entity, Public Float			$ 125,100,000
Entity, Common Stock Shares, Outstanding		6,427,667
Documents Incorporated By Reference Text Block	Portions of the registrant’s definitive proxy statements for the 2021 Annual Meeting of Shareholders are incorporated by reference in Part III of this report. Portions of the Annual Report to Shareholders for the year ended December 31, 2020 are incorporated by reference into Part I and Part II of this report.
Amendment Flag	false
Entity Central Index Key	0000836147